Financial Instruments (Details) - Schedule of book value of the monetary assets and monetary liabilities denominated in foreign currency - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Book Value Of The Monetary Assets And Monetary Liabilities Denominated In Foreign Currency [Abstract]
Short - term assets	$ 28,953,307	$ 20,783,197
Short - term liabilities	10,367,193	8,434,451
Net monetary asset position in foreign currency	18,586,114	12,348,746
Equivalent in U.S. Dollars (thousands)	$ 959,952	$ 601,917